EMPLOYEE BENEFIT PLANS - Asset Allocations by Asset Category and Level of Valuation Inputs with in Fair Value Hierarchy (Detail) - Defined Benefit Pension - USD ($) $ in Millions	Jan. 03, 2015	Dec. 28, 2013
Fair Value
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	$ 2,289.8	$ 2,128.8
Fair Value | Insurance contracts
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	34.0	34.8
Fair Value | Other
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	102.6	86.1
Fair Value | Cash and Cash Equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	98.6	29.5
Fair Value | Equity Securities | U.S. equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	305.9	308.7
Fair Value | Equity Securities | Foreign equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	280.5	328.8
Fair Value | Fixed Income Securities | Government securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	791.7	613.1
Fair Value | Fixed Income Securities | Corporate securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	676.5	727.4
Fair Value | Fixed Income Securities | Mortgage-backed securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.4
Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	404.0	310.1
Level 1 | Insurance contracts
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	0.0	0.0
Level 1 | Other
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	0.0	0.0
Level 1 | Cash and Cash Equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	50.7	7.8
Level 1 | Equity Securities | U.S. equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	50.9	46.7
Level 1 | Equity Securities | Foreign equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	41.3	32.8
Level 1 | Fixed Income Securities | Government securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	261.1	222.8
Level 1 | Fixed Income Securities | Corporate securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	0.0	0.0
Level 1 | Fixed Income Securities | Mortgage-backed securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		0.0
Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	1,885.8	1,818.7
Level 2 | Insurance contracts
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	34.0	34.8
Level 2 | Other
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	102.6	86.1
Level 2 | Cash and Cash Equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	47.9	21.7
Level 2 | Equity Securities | U.S. equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	255.0	262.0
Level 2 | Equity Securities | Foreign equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	239.2	296.0
Level 2 | Fixed Income Securities | Government securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	530.6	390.3
Level 2 | Fixed Income Securities | Corporate securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets	$ 676.5	727.4
Level 2 | Fixed Income Securities | Mortgage-backed securities
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Fair value of plan assets		$ 0.4